Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capital Stock [Abstract]
Capital Stock

Note 3. Capital Stock

Preferred Stock

As of September 30, 2024 and December 31, 2023, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of September 30, 2024 and December 31, 2023, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and 5,000,000 shares issued and outstanding.

Note 3. Capital Stock

Preferred Stock

As of December 31, 2023 and 2022, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of December 31, 2023 and 2022, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and has issued 5,000,000 shares of its $0.0001 par value common stock for $500 to the founders of the Company.